STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (157,730)	$ (679,789)
Items not involving cash
Bad debt expense	50,038
Geological, mineral, and prospect costs written off		364,000
Unrealized foreign exchange	(28,780)
Non-cash working capital item changes:
Receivables	16,347	(6,885)
Prepayments	(8,314)	19,393
Accounts payables and accrued liabilities	118,365	371,497
Net cash used in operating activities	(10,074)	68,216
CASH FLOWS FROM INVESTING ACTIVITY
Mineral exploration		(60,000)
Net cash provided by investing activities		(60,000)
Change in cash for the period	(10,074)	8,216
Cash, beginning of period	10,146	1,930
Cash, end of period	72	10,146
Interest
Income taxes